Financial risk management - Liabilities Arising From Insurance And Participating Investment Contracts Payable on demand (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total	£ 102,396	£ 93,663
Carrying amount £m
Disclosure of credit risk exposure [line items]
Total	99,799	91,163
Life
Disclosure of credit risk exposure [line items]
Total	102,396	93,663
Life | Carrying amount £m
Disclosure of credit risk exposure [line items]
Total	99,799	91,163
Non-life
Disclosure of credit risk exposure [line items]
Total	0	0
Non-life | Carrying amount £m
Disclosure of credit risk exposure [line items]
Total	£ 0	£ 0